Other Assets - Schedule of Other Assets (Parenthetical) (Detail) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Other Assets [Abstract]
Loans to employees	¥ 2,175	$ 333
Advance to employees	122	19
Receivables from employees	¥ 602	$ 92